John Hancock GA Mortgage Trust
Portfolio of investments 3-31-21 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Commercial mortgage loans (A) 92.2%				$1,484,568,620
(Cost $1,417,219,551)
1131 Wilshire Boulevard LLC	3.520	05-01-31	4,700,000	4,599,889
1360 Summitridge RS LLC	3.500	09-01-30	4,500,000	4,486,829
1419 Potrero LLC	3.660	09-01-30	5,746,340	5,600,176
1600 Dove LP + GS 1600 Dove LLC	3.670	06-01-31	4,500,000	4,488,141
1635 Divisadero Medical Building LLC	3.950	06-01-30	5,951,392	6,210,902
1635 Divisadero Medical Building LLC	6.000	06-01-30	11,573,991	13,945,756
192 Investors LLC	3.750	08-01-29	17,000,000	18,496,510
5021 St. LLC	4.390	09-01-40	33,512,206	38,651,772
655 Kelton LLC	2.270	04-01-31	5,200,000	4,997,885
701 Cottontail Lane Associates LLC	3.680	04-01-46	4,500,000	4,234,005
801 West End Avenue Corp.	2.440	04-01-31	5,500,000	5,234,658
Accord/Pac Members LLC	3.500	09-01-40	8,843,258	8,544,568
American Fork OW LLC	2.900	02-10-36	5,500,000	5,204,480
Americana on the River LLC	2.970	05-01-36	5,600,000	5,431,848
Aventura at Mid Rivers LLC	2.390	02-01-31	4,691,058	4,525,342
Aventura at Richmond LLC	2.210	01-01-31	4,083,910	3,906,198
Avondale Siesta Pointe Apartments LP	2.550	03-01-33	3,600,000	3,429,353
Bandicoot LLC	2.950	06-01-30	15,000,000	14,975,205
Berkshire Apartments LLC	2.660	03-01-46	6,200,000	5,867,922
Beverly West Square Associates LP	5.560	12-01-30	8,826,901	10,484,602
Burroughs LPM LP	2.980	01-01-36	12,941,469	12,288,352
BW Logan LLC	6.370	04-01-28	3,475,982	4,092,774
Capri Apartments LLC	3.360	04-01-30	6,500,000	6,772,727
Carlando Realty LLC	2.980	06-01-31	6,600,000	6,595,989
Castlewood Associates LLC	2.870	04-01-31	5,000,000	4,868,710
Chandler Property Development Associates LP	2.550	03-01-33	7,800,000	7,430,264
CIP Group of Homestead LLC	3.060	06-01-33	6,800,000	6,598,077
CLAGB LLC	2.680	02-01-36	5,989,127	5,647,220
Columbia Cochran Commons LLC	5.790	03-01-24	3,979,480	4,472,733
Copperstone Apartments LP	2.880	04-01-39	6,000,000	5,849,569
Corp. Center West Associates LLC	3.650	04-01-35	12,500,000	12,877,600
Creekside at Amherst Apartments LLC	3.380	09-01-31	11,644,437	12,272,166
Delphi Investors LLC	2.520	01-01-31	9,962,033	9,530,029
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	71,926,335
Draper Southpoint Apartments LLC	2.520	04-01-31	6,000,000	5,728,263
Eastwood Apartments of Springdale LP	2.490	01-01-36	2,774,280	2,676,242
Edgewater Partnership LP	5.200	04-01-25	2,489,426	1,497,733
Edina Crosstown Medical LLC	3.230	07-01-41	13,700,000	13,740,089
Elizabeth Lake Estates LLC	2.920	06-01-31	5,200,000	5,073,643
Fairgrounds Apartments LP	2.490	01-01-36	3,170,605	3,058,562
Forest Meadows Villas, Ltd.	2.770	12-01-35	2,369,913	2,257,079
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	9,299,847
Gadberry Courts LP	3.330	05-01-32	6,983,455	6,980,668
GALTG Partners LP	6.850	07-01-25	17,922,438	21,600,695
Gateway MHP, Ltd.	3.950	07-01-29	9,699,985	10,617,352
Georgetown Mews Owners Corp.	2.870	01-01-36	7,430,321	7,115,112
Harborgate LLC	2.610	01-01-31	9,963,287	9,564,337
Industry West Commerce Center LLC	2.810	03-01-41	10,000,000	9,188,170
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-21 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Joliet Hillcrest Shopping Center LLC	3.700	06-01-25	10,616,409	$11,334,980
Kimberly Partners of Albany LP	2.920	12-01-30	5,065,226	4,882,412
KIR Torrance LP	3.375	10-01-22	22,422,941	23,385,647
La Costa Vista LLC	2.610	04-01-31	5,000,000	4,787,580
Lassen Associates LLC	3.020	07-01-31	5,300,000	5,337,547
LB PCH Associates LLC	4.140	10-01-25	29,178,687	32,218,435
LB PCH Associates LLC	4.680	10-01-25	4,291,937	4,700,422
Manoa Shopping Center Associates LP	7.060	03-01-30	6,834,301	8,564,254
Medical Oaks Pavilion PH III, Ltd.	3.000	11-01-40	10,371,588	9,913,973
Meramec Station Big Bend Investors LLC	2.780	06-01-41	4,800,000	4,640,507
Mesa Broadway Property LP	2.550	03-01-33	4,800,000	4,572,470
Mill Pond, Ltd.	2.870	06-01-36	7,200,000	6,947,255
National City Plaza	4.110	03-01-35	8,600,000	9,024,049
Northbridge Park Co-Op, Inc.	3.640	06-01-51	9,700,000	9,471,351
Northridge Garden Associates LLC	3.020	07-01-31	5,300,000	5,337,547
Nostalgia Properties LLC	3.040	06-01-31	16,600,000	16,264,089
Olympic Mills Commerce Center LLC	4.060	03-01-36	11,892,616	13,378,527
One Biscayne Tower LLC	3.260	08-01-26	115,000,000	121,560,865
Pademelon LLC	3.000	06-01-30	6,000,000	5,990,400
Parc Center Drive Joint Venture	5.480	02-01-32	2,610,055	3,088,570
Pepperwood Apartments LLC	2.890	10-01-30	3,500,000	3,332,830
PIRET NC Property LP	3.400	07-01-25	28,723,457	30,585,456
Platypus LLC	2.950	06-01-30	4,000,000	3,999,864
Plaza Inv. LP	3.910	05-01-26	29,014,270	31,829,322
Plum Grove Rolling Meadows LLC	2.920	03-01-36	3,500,000	3,249,061
POP 3 Ravinia LLC	4.460	01-01-42	115,500,000	130,688,943
Regency Apartments Vancouver LLC	2.250	04-01-31	5,000,000	4,824,535
Regent Garden Associates LLC	3.250	03-10-35	122,709,016	125,764,347
Rep 2035 LLC	3.260	12-01-35	17,000,000	15,903,976
Rose Gardens Senior LP	3.330	05-01-32	8,753,908	8,750,415
S/K 53 Brunswick Associates LLC	3.160	04-01-31	6,500,000	6,236,230
Sebring Associates/Excelsior Two LLC	2.950	03-08-51	10,000,000	9,138,890
SF Mansfield LLC	2.990	04-01-33	5,000,000	4,738,220
SF Stapleton LLC	2.850	03-01-31	4,680,000	4,439,687
Silverado Ranch Centre LLC	7.500	06-01-30	6,627,750	8,318,919
Spring Park Apartments	3.440	10-01-31	17,100,000	17,494,070
St. Indian Ridge LLC	6.590	08-01-29	5,715,009	6,874,733
Stony Island Plaza	3.620	10-01-34	5,700,000	5,845,800
Styertowne Shopping Center LLC	6.060	03-01-24	13,884,040	15,612,256
Sunnyside Marketplace LLC	3.420	04-01-30	7,366,445	7,604,013
Switch Building Investors II LP	2.690	06-01-36	5,000,000	5,028,583
The Enclave LLC	2.940	05-01-31	5,000,000	4,853,114
The Fairways at Derby Apartments, Ltd.	2.560	01-01-37	6,643,395	6,424,854
The Links at Columbia LP	2.720	05-01-41	18,700,000	17,855,033
The Links at Rainbow Curve LP	4.300	10-01-22	16,041,392	16,858,621
THF Greengate Development LP	6.320	10-01-25	28,760,419	34,172,929
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	12,303,520	15,330,727
Trail Horse Partners LLC	2.690	04-01-31	6,500,000	6,216,977
Tualatin Industrial Invest LLC	3.580	09-01-29	12,500,000	13,241,738
Valley Square I LP	5.490	02-01-26	16,465,580	17,974,354
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-21 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Villages at Clear Springs Apartments	3.340	10-01-29	15,000,000	$15,468,345
Volunteer Parkridge LLC	3.020	05-01-31	5,500,000	5,376,827
Voyager RV Resort MHC	4.100	06-01-29	40,708,102	44,683,819
Warehouse Associates Corp. Centre Shepherd, Ltd.	3.140	02-01-31	8,700,000	8,358,020
WG Opelousas LA LLC	7.290	05-01-28	1,406,211	1,756,814
White Oak Subsidiary LLC	4.900	07-01-24	8,207,275	9,193,223
White Oak Subsidiary LLC	8.110	07-01-24	13,289,844	16,187,589
Windsor Place Apartments	3.530	02-01-32	9,200,000	9,508,136
Woodlane Place Townhomes LLC	2.900	05-05-35	9,823,526	9,646,860
Woods I LLC	3.100	07-01-30	7,397,870	7,430,917
Woods Mill Park Apartments LLC	2.610	02-01-41	5,083,793	4,843,594
WPC Triad LLC	2.960	04-01-31	5,000,000	4,754,455
Yacoel Properties I LLC	3.420	08-01-31	5,800,000	5,834,266

U.S. Government and Agency obligations 2.1%				$33,781,400
(Cost $34,057,852)
U.S. Government 2.1%				33,781,400
U.S. Treasury
Note	0.875	11-15-30	2,200,000	2,034,656
Note	1.125	02-15-31	33,600,000	31,746,744

	Yield* (%)	Maturity date	Par value^	Value

Short-term investments 12.4%				$199,220,644
(Cost $199,218,925)
U.S. Government 9.8%				157,196,818
U.S. Treasury Bill	0.000	05-18-21	5,000,000	4,999,829
U.S. Treasury Bill	0.005	06-17-21	10,600,000	10,599,660
U.S. Treasury Bill	0.009	06-03-21	13,700,000	13,699,640
U.S. Treasury Bill	0.010	07-15-21	5,800,000	5,799,746
U.S. Treasury Bill	0.014	05-20-21	6,600,000	6,599,865
U.S. Treasury Bill	0.015	05-20-21	9,700,000	9,699,802
U.S. Treasury Bill	0.016	05-18-21	4,500,000	4,499,846
U.S. Treasury Bill	0.028	04-20-21	5,000,000	4,999,954
U.S. Treasury Bill	0.028	05-20-21	6,800,000	6,799,861
U.S. Treasury Bill	0.029	04-29-21	18,700,000	18,699,855
U.S. Treasury Bill	0.032	04-29-21	16,600,000	16,599,871
U.S. Treasury Bill	0.034	04-29-21	5,600,000	5,599,956
U.S. Treasury Bill	0.036	05-13-21	7,200,000	7,199,832
U.S. Treasury Bill	0.037	04-27-21	5,000,000	4,999,946
U.S. Treasury Bill	0.039	04-29-21	9,900,000	9,899,923
U.S. Treasury Bill	0.041	04-27-21	5,500,000	5,499,940
U.S. Treasury Bill	0.043	05-13-21	4,800,000	4,799,888
U.S. Treasury Bill	0.050	08-26-21	6,000,000	5,999,449
U.S. Treasury Bill	0.060	04-29-21	5,200,000	5,199,960
U.S. Treasury Bill	0.074	04-08-21	5,000,000	4,999,995

See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-21 (unaudited)

	Yield (%)	Shares	Value
Short-term funds 2.6%			42,023,826
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0359(B)	42,023,826	42,023,826

Total investments (Cost $1,650,496,328) 106.7%	$1,717,570,664
Other assets and liabilities, net (6.7%)	(107,534,366)
Total net assets 100.0%	$1,610,036,298

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	The rate shown is the annualized seven-day yield as of 3-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-21 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The Board of Trustees oversees the process of the fund’s valuation of its portfolio securities, assisted by the fund’s Pricing Committee (composed of officers of the Trust), which calculates fair value determinations pursuant to procedures adopted by the Board. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. In connection with that determination, portfolio valuations will be prepared in accordance with the fund’s valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.
Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.
For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized US generally accepted accounting principles valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-21 (unaudited)

Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2021 by major security category or type:
	Total value at 3-31-21	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Commercial mortgage loans	$1,484,568,620	—	—	$1,484,568,620
U.S. Government and Agency obligations	33,781,400	—	$33,781,400	—
Short-term investments	199,220,644	$42,023,826	157,196,818	—
Total investments in securities	$1,717,570,664	$42,023,826	$190,978,218	$1,484,568,620
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Commercial mortgage loans
Balance as of 12-31-20	$1,364,756,773
Purchases	205,930,929
Sales	(5,681,378)
Realized gain (loss)	(204,019)
Net amortization of (premium) discount	(423,747)
Change in unrealized appreciation (depreciation)	(79,809,938)
Balance as of 3-31-21	$1,484,568,620
Change in unrealized at period end*	$(79,810,537)
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 3-31-21	Valuation technique	Significant unobservable inputs	Input/Range	Input weighted average*
Commercial mortgage loans	$1,484,568,620	Discounted cash flow	Discount rate	0.43% - 8.21%	2.68%
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of March 31, 2021 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-21 (unaudited)

been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.